CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Net earned premiums	$ 2,614.5	$ 2,688.7	$ 2,410.5
Net investment income (1)	275.7	188.1	147.5
Realized and unrealized investment gains	75.9	5.0	56.2
Other income	0.0	8.2	14.7
Total revenues	2,966.1	2,890.0	2,628.9
Expenses
Losses and loss adjustment expenses	1,553.0	1,680.0	1,693.3
Acquisition costs	380.2	431.8	414.1
General, administrative and corporate expenses (2)	503.6	494.2	418.0
Interest expense	55.2	43.7	14.3
Change in fair value of derivatives	(26.1)	80.5	35.9
Realized and unrealized investment losses (3)	61.4	182.6	47.4
Net realized and unrealized foreign exchange (gains)/losses	(36.2)	15.9	40.0
Other expenses	0.0	20.1	10.8
Total expenses	2,563.5	2,917.0	2,593.8
Income (loss) from operations before income taxes	402.6	(27.0)	35.1
Income tax benefit/(expense)	132.1	78.1	(5.3)
Net income/(loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	534.7	51.1	29.8
Available for sale investments:
Reclassification adjustment for net realized gains/(losses) on investments included in net income/(loss)	40.2	55.5	(20.4)
Change in net unrealized (losses)/gains on available for sale securities held	86.0	(447.2)	(137.2)
Net change from current period hedged transactions	(14.0)	15.4	(6.2)
Change in foreign currency translation adjustment	14.4	(30.9)	21.4
Other comprehensive (loss)/income, before income taxes	126.6	(407.2)	(142.4)
Income tax benefit/(expense) thereon:
Reclassification adjustment for net realized losses on investments included in net /(loss)	6.6	0.0	0.0
Change in net unrealized gains on available for sale securities held	(14.0)	23.9	(0.3)
Total income tax benefit/(expense) allocated to other comprehensive (loss)	(20.6)	23.9	(0.3)
Other comprehensive (loss)/income, net of tax	106.0	(383.3)	(142.7)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	640.7	(332.2)	(112.9)
Net income
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	534.7	51.1	29.8
Preference share dividends	49.9	44.6	44.5
Net income/(loss) available to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 484.8	$ 6.5	$ (14.7)